Note 19 - Contract Balances, Performance Obligations and Contract Costs 2 (Details Textual) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-02-01
$ in Thousands
Jan. 31, 2020 USD ($)
Revenue, Remaining Performance Obligation, Amount	$ 216,900
Revenue, Remaining Performance Obligation, Percentage	80.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	2 years